Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Entities [member]
Acquisition costs:
Unproved	$ 16,670	$ 832	$ 903
Exploration costs	1,080	787	1,260
Development costs	6,825	9,946	11,806
Total	24,575	11,565	13,969
Consolidated Entities [member] | Brazil member
Acquisition costs:
Unproved	16,670	832	903
Exploration costs	1,069	776	1,223
Development costs	6,819	9,685	11,553
Total	24,558	11,293	13,679
Consolidated Entities [member] | South America [member]
Acquisition costs:
Exploration costs	11	10	33
Development costs	6	32	23
Total	17	43	56
Consolidated Entities [member] | North America [member]
Acquisition costs:
Exploration costs		1	4
Development costs		229	230
Total		230	234
Consolidated Entities [member] | Foreign countries [member]
Acquisition costs:
Exploration costs	11	11	37
Development costs	6	261	253
Total	17	272	290
Equity Method Investee [member]
Acquisition costs:
Exploration costs	3	5	4
Development costs	150	252	294
Total	$ 153	$ 257	$ 298